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                               (NATIONWIDE)(R)

                               [MULTI-FLEX LOGO]


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                               Semi-Annual Report
                                  June 30, 2002

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  Nationwide(R)
   Multi-Flex                                          [NATIONWIDE LOGO]
Variable Account                                   Nationwide is on your side
                                                          Columbus, Ohio



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                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                   [PICTURE]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide Multi-Flex Variable Account.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.


                        /s/ Joseph J. Gasper, President

                           Joseph J. Gasper, President
                                 August 15, 2002

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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Multi-Flex Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report. We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 19. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the NET CHANGE in contract owners' equity which, when added to the beginning CONTRACT OWNERS' EQUITY, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund subaccount during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 16, provide further disclosures about the variable account and its underlying contract provisions.


                                       5
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                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY


                                  June 30,2002
                                   (UNAUDITED)

ASSETS:
  Investments at fair value:

     AIM VIF - Capital Appreciation Fund (AIMCapAp)
       227,062 shares (cost $6,609,118) . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .    $ 4,232,431

     AIM VIF - International Equity Fund - Series I (AIMIntEq)
       39,147 shares (cost $9,305,494) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        587,200

     American Century VP - Balanced Fund - Class I (ACVPBal)
       882,307 shares (cost $6,852,172). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,320,314

     American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
       2,321,357 shares (cost $9,904,896). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,645,945

     American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
       1,148,765 shares (cost $3,143,301). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,593,911

     Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
       1,440,491 shares (cost $74,933,681) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     31,834,860

     Dreyfus Stock Index Fund (DryStkIx)
       2,771,300 shares (cost $1,3551,177) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     70,086,182

     Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
       293,000 shares (cost $80,457,794) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      9,358,406

     Dreyfus VIF - Quality Bond Portfolio (DryVIFQualBd)
       916,669 shares (cost $31,626,510) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10,440,858

     Dreyfus VIF - Small Cap Portfolio (DryVIFSmCap)
       2,375,498 shares (cost $61,428,795) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     81,028,229

     Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
       82,993 shares (cost$8,357,092). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        590,907

     Fidelity((R))VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       4,364,808 shares (cost $31,078,222) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     89,565,869

     Fidelity((R))VIP - High Income Portfolio:Initial Class (FidVIPHI)
       2,613,050 shares (cost $20,375,456) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     14,319,512

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FranForSec)
       2,454,825 shares (cost $32,206,911) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     28,451,423

     Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
       4,752,801 shares (cost $34,862,912) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     56,368,220

     Gartmore GVIT Growth Fund - Class I (GVITGrowth)
       1,286,739 shares (cost $32,887,829) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     11,246,101

     Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
       23,593,111 shares (cost $28,460,866). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     23,593,111

     Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
       19,675,360 shares (cost $210,564,429) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    182,390,588

     Janus AS - International Growth Portfolio - Institutional Shares (JanIntGr)
       648,242 shares (cost $55,781,510) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     13,321,368

     Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
       2,689,504 shares (cost $17,624,054) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     22,511,151

     Strong Opportunity Fund II, Inc.(StOpp2)
       1,961,497 shares (cost $15,457,147).  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     32,364,701
                                                                                                                        -----------
          Total investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    709,851,287
  Accounts receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,565
                                                                                                                        -----------
          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    709,901,852

ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              -
                                                                                                                        -----------
CONTRACT OWNERS' EQUITY (NOTE 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 709,901,852
                                                                                                                        -----------


See accompanying notes to financial statements.

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                                       7
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--------------------------------------------------------------------------------

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                               Total            AIMCapAp          AIMIntEq       ACVPBal
                                                          ------------------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $  7,274,886            --              --           145,497
  Mortality and expense risk charges (note 2) ...........     (4,827,802)        (29,832)         (3,544)        (35,388)
    Net investment activity .............................      2,447,084         (29,832)         (3,544)        110,109

  Proceeds from mutual funds shares sold ................     51,072,572         580,719          92,458         395,001
  Cost of mutual fund shares sold .......................    (63,887,910)       (637,550)       (100,714)       (444,971)
    Realized gain (loss) on investments .................    (12,815,338)        (56,831)         (8,256)        (49,970)
  Change in unrealized gain (loss)
    on investments ......................................    (49,638,547)       (652,771)         11,924        (447,386)
                                                             -----------        --------          ------        --------
    Net gain (loss) on investments ......................    (62,453,885)       (709,602)          3,668        (497,356)
  Reinvested capital gains ..............................      2,175,722            --              --              --
                                                               ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $(57,831,079)       (739,434)            124        (387,247)
                                                            ============        ========             ===        ========


                                                              ACVPCapAp        ACVPIncGr      DrySRGro         DryStkIx
                                                          --------------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................         --            70,793           2,523         471,785
  Mortality and expense risk charges (note 2) ...........     (112,628)        (44,673)       (230,429)       (489,205)
    Net investment activity .............................     (112,628)         26,120        (227,906)        (17,420)

  Proceeds from mutual funds shares sold ................    1,964,935         524,771       2,186,965       3,659,851
  Cost of mutual fund shares sold .......................   (3,683,991)       (533,549)     (2,353,635)     (4,004,232)
    Realized gain (loss) on investments .................   (1,719,056)         (8,778)       (166,670)       (344,381)
  Change in unrealized gain (loss)
    on investments ......................................      (78,401)       (823,617)     (6,540,509)    (10,988,323)
                                                               -------        --------      ----------     -----------
    Net gain (loss) on investments ......................   (1,797,457)       (832,395)     (6,707,179)    (11,332,704)
  Reinvested capital gains ..............................         --              --              --              --

      Net increase (decrease) in contract owners'
        equity resulting from operations ................   (1,910,085)       (806,275)     (6,935,085)    (11,350,124)
                                                            ==========        ========      ==========     ===========


                                                              DryVIFApp       DryVIFQualBd     DryVIFSmCap      FGVITHiInc
                                                          -------------------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $        625         210,847          23,407          23,793
  Mortality and expense risk charges (note 2) ...........        (60,895)        (59,900)       (527,970)         (3,627)
    Net investment activity .............................        (60,270)        150,947        (504,563)         20,166

  Proceeds from mutual funds shares sold ................        317,343         437,349       2,593,249         110,902
  Cost of mutual fund shares sold .......................       (314,367)       (454,017)     (2,671,252)       (115,614)
                                                                --------        --------      ----------        --------
    Realized gain (loss) on investments .................          2,976         (16,668)        (78,003)         (4,712)
  Change in unrealized gain (loss)
    on investments ......................................       (881,812)         30,869      (2,315,793)        (22,514)
    Net gain (loss) on investments ......................       (878,836)         14,201      (2,393,796)        (27,226)
  Reinvested capital gains ..............................           --              --              --              --
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $   (939,106)        165,148      (2,898,359)         (7,060)
                                                            ============         =======      ==========          ======


                                                            FidVIPEI        FidVIPHI        FranForSec      GVITGvtBd
                                                          -------------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................  1,558,335       1,585,316         469,550       1,276,347
  Mortality and expense risk charges (note 2) ...........   (604,923)        (93,361)       (178,433)       (356,471)
    Net investment activity .............................    953,412       1,491,955         291,117         919,876

  Proceeds from mutual funds shares sold ................  4,754,317         522,866         884,120       5,397,592
  Cost of mutual fund shares sold ....................... (4,860,140)       (605,409)       (918,913)     (5,126,996)
                                                          ----------        --------        --------      ----------
    Realized gain (loss) on investments .................   (105,823)        (82,543)        (34,793)        270,596
  Change in unrealized gain (loss)
    on investments ...................................... (9,467,716)     (2,161,944)       (592,063)        700,582
    Net gain (loss) on investments ...................... (9,573,539)     (2,244,487)       (626,856)        971,178
  Reinvested capital gains ..............................  2,121,066            --              --            54,656
      Net increase (decrease) in contract owners'
        equity resulting from operations ................ (6,499,061)       (752,532)       (335,739)      1,945,710
                                                          ==========        ========        ========       =========

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                      GVITGrowth     GVITMyMkt    GVITTotRt     JanIntGr     NBAMTBal       StOpp2
                                                    -------------------------------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $      --        154,751       618,100       61,260      601,957         --
  Mortality and expense risk charges (note 2) .....      (87,062)    (159,380)   (1,273,942)     (90,311)    (157,046)    (228,782)
    Net investment activity .......................      (87,062)      (4,629)     (655,842)     (29,051)     444,911     (228,782)

  Proceeds from mutual funds shares sold ..........    2,852,789    7,401,952    12,401,636      879,760    1,873,354    1,240,643
  Cost of mutual fund shares sold .................   (6,777,794)  (7,401,952)  (18,460,641)    (913,376)  (2,023,608)  (1,485,189)
    Realized gain (loss) on investments ...........   (3,925,005)        --      (6,059,005)     (33,616)    (150,254)    (244,546)
  Change in unrealized gain (loss)
    on investments ................................    1,473,088         --      (6,069,825)  (1,880,192)  (3,373,384)  (5,558,760)
    Net gain (loss) on investments ................   (2,451,917)        --     (12,128,830)  (1,913,808)  (3,523,638)  (5,803,306)
  Reinvested capital gains ........................         --           --            --           --           --           --
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........  $(2,538,979)      (4,629)  (12,784,672)  (1,942,859)  (3,078,727)  (6,032,088)


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                 Total                           AIMCapAp
                                                   --------------------------------------------------------------------
                                                          2002        2001                 2002           2001
INVESTMENT ACTIVITY:
  Net investment income  ........................  $   2,447,084       3,934,617         (29,832)        (39,961)
  Realized gain (loss) on investments ...........    (12,815,338)      2,860,194         (56,831)         85,896
  Change in unrealized gain (loss)
    on investments ..............................    (49,638,547)   (108,211,557)       (652,771)     (1,158,656)
  Reinvested capital gains ......................      2,175,722      32,834,298            --              --
                                                     -----------     -----------        --------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ................................    (57,831,079)    (68,582,448)       (739,434)     (1,112,721)
                                                     -----------     -----------        --------      ----------

Equity transactions:
  Purchase payments received from
    contract owners .............................     42,471,092      37,570,663         532,816         512,433
  Transfers between funds .......................           --              --          (268,794)       (106,052)
  Redemptions ...................................    (68,007,482)    (77,854,317)       (524,064)       (244,939)
  Annuity benefits ..............................        (47,266)        (60,693)           --              --
  Annual contract maintenance charges
    (note 2) ....................................       (806,483)       (774,484)         (5,250)         (4,825)
  Contingent deferred sales charges
    (note 2) ....................................       (444,382)       (710,604)         (3,976)         (5,654)
  Adjustments to maintain reserves ..............            674        (495,029)         (1,711)           (145)
      Net equity transactions ...................    (26,833,847)    (42,324,464)       (270,979)        150,818
                                                     -----------     -----------        --------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    (84,664,926)   (110,906,912)     (1,010,413)       (961,903)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................    794,566,778     978,859,724       5,241,010       6,866,599
CONTRACT OWNERS' EQUITY END OF PERIOD............    $709,901,852     867,952,812       4,230,597       5,904,696
                                                    ============     ===========       =========       =========

CHANGES IN UNITS:
  Beginning units ...............................     30,923,210      32,596,096         493,053         489,105
  Units purchased ...............................      3,338,224       2,995,811          36,788          80,033
  Units redeemed ................................     (7,903,083)     (3,766,575)        (62,890)        (66,785)
  Ending units ..................................     26,358,352      31,825,332         466,950         502,353
                                                      ==========      ==========         =======         =======


                                                              AIMIntEq                       ACVPBal
                                                   ---------------------------------------------------------
                                                        2002           2001            2002            2001
INVESTMENT ACTIVITY:
  Net investment income  ........................     (3,544)         (4,619)        110,109         141,395
  Realized gain (loss) on investments ...........     (8,256)        (44,775)        (49,970)        (70,570)
  Change in unrealized gain (loss)
    on investments ..............................     11,924         (69,005)       (447,386)       (454,016)
  Reinvested capital gains ......................       --              --              --           218,578
                                                         ---        --------        --------        --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ................................        124        (118,399)       (387,247)       (164,613)
                                                         ---        --------        --------        --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     64,441          76,396         212,048         171,842
  Transfers between funds .......................     (6,666)        (19,632)         75,329         121,085
  Redemptions ...................................    (84,204)        (20,998)       (439,266)       (663,805)
  Annuity benefits ..............................       --              --              --              --
  Annual contract maintenance charges
    (note 2) ....................................       (599)           (552)         (5,132)         (5,053)
  Contingent deferred sales charges
    (note 2) ....................................       (537)           (489)         (3,671)         (3,484)
  Adjustments to maintain reserves ..............        195             (24)          1,355           3,786
      Net equity transactions ...................    (27,370)         34,701        (159,337)       (375,629)
                                                     -------          ------        --------        --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    (27,246)        (83,698)       (546,584)       (540,242)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................    614,611         759,366       5,869,743       6,900,969
CONTRACT OWNERS' EQUITY END OF PERIOD............     587,365         675,668       5,323,159       6,360,727
                                                     =======         =======       =========       =========

CHANGES IN UNITS:
  Beginning units ...............................     64,827          60,445         606,540         678,862
  Units purchased ...............................      4,787          11,536          25,313          41,621
  Units redeemed ................................     (7,655)         (8,729)        (42,241)        (80,183)
  Ending units ..................................     61,958          63,252         589,612         640,300
                                                      ======          ======         =======         =======

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                     ACVPCapAp                      ACVPIncGr                    DrySRGro
                                           ----------------------------------------------------------------------------------------
                                                2002           2001           2002           2001          2002           2001
INVESTMENT ACTIVITY:
  Net investment income.................. $  (112,628)      (167,037)        26,120         15,159       (227,906)      (319,117)
  Realized gain (loss) on investments ...  (1,719,056)      (184,842)        (8,778)        40,540       (166,670)       510,807
  Change in unrealized gain (loss)
    on investments ......................     (78,401)   (13,373,649)      (823,617)      (425,614)    (6,540,509)    (8,195,800)
  Reinvested capital gains ..............        --        8,950,005           --             --             --             --
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................  (1,910,085)    (4,775,523)      (806,275)      (369,915)    (6,935,085)    (8,004,110)

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................     758,829        886,349        653,871        602,511      3,457,471      3,328,589
  Transfers between funds ...............    (124,427)      (989,117)      (144,957)        65,229     (1,598,468)      (983,903)
  Redemptions ...........................  (2,138,668)    (2,967,487)      (603,586)      (350,483)    (3,305,066)    (2,297,150)
  Annuity benefits ......................      (1,179)        (1,495)          --             --             --             --
  Annual contract maintenance charges
    (note 2) ............................     (20,081)       (22,523)        (7,441)        (6,413)       (43,984)       (44,825)
  Contingent deferred sales charges
    (note 2) ............................     (14,645)       (23,634)        (5,252)        (6,417)       (28,458)       (54,686)
  Adjustments to maintain reserves ......       2,490          8,533         (1,395)           (69)           877           (919)
      Net equity transactions ...........  (1,537,681)    (3,109,374)      (108,760)       304,358     (1,517,628)       (52,894)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...  (3,447,766)    (7,884,897)      (915,035)       (65,557)    (8,452,713)    (8,057,004)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................  19,096,963     32,160,108      7,507,409      8,106,908     40,287,346     54,437,351
                                           ----------     ----------      ---------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $15,649,197     24,275,211      6,592,374      8,041,351     31,834,633     46,380,347
                                          ===========     ==========      =========      =========     ==========     ==========


CHANGES IN UNITS:
  Beginning units .......................   1,073,719      1,283,755        619,930        605,490      1,810,739      1,869,572
  Units purchased .......................      32,413         89,779         42,516         85,559        119,844        145,919
  Units redeemed ........................    (120,919)      (236,115)       (51,477)       (62,559)      (192,885)      (148,640)
                                             --------       --------        -------        -------       --------       --------
  Ending units ..........................     985,213      1,137,419        610,969        628,490      1,737,699      1,866,851
                                              =======      =========        =======        =======      =========      =========


                                                        DryStkIx
                                           -----------------------------
                                                  2002           2001
INVESTMENT ACTIVITY:
  Net investment income..................        (17,420)      (134,583)
  Realized gain (loss) on investments ...       (344,381)     1,518,781
  Change in unrealized gain (loss)
    on investments ......................    (10,988,323)    (8,768,560)
  Reinvested capital gains ..............           --           17,130
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................    (11,350,124)    (7,367,232)

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................      6,010,392      5,383,167
  Transfers between funds ...............       (432,287)      (547,936)
  Redemptions ...........................     (7,003,529)    (6,031,573)
  Annuity benefits ......................         (2,135)        (2,583)
  Annual contract maintenance charges
    (note 2) ............................        (83,198)       (78,775)
  Contingent deferred sales charges
    (note 2) ............................        (49,883)       (92,409)
  Adjustments to maintain reserves ......        (12,369)         3,358
      Net equity transactions ...........     (1,573,009)    (1,366,751)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...    (12,923,133)    (8,733,983)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................     82,998,865     98,659,208
                                              ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....      70,075,732     89,925,225
                                              ==========     ==========


CHANGES IN UNITS:
  Beginning units .......................      3,239,607      3,337,468
  Units purchased .......................        183,824        280,590
  Units redeemed ........................       (246,904)      (331,393)
                                                --------       --------
  Ending units ..........................      3,176,527      3,286,665
                                               =========      =========

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                           DryVIFApp                DryVIFQualBd                 DryVIFSmCap
                                                  ----------------------------------------------------------------------------------
                                                      2002          2001         2002           2001         2002           2001
INVESTMENT ACTIVITY:
  Net investment income  ......................  $  (60,270)       (64,762)     150,947        131,706     (504,563)      (413,931)
  Realized gain (loss) on investments .........       2,976         (9,392)     (16,668)        (1,093)     (78,003)      (581,861)
  Change in unrealized gain (loss)
    on investments ............................    (881,812)      (655,220)      30,869        150,656   (2,315,793)    (4,045,605)
  Reinvested capital gains ....................        --             --           --             --           --          182,974
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................    (939,106)      (729,374)     165,148        281,269   (2,898,359)    (4,858,423)

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................   1,057,915        860,806      702,444        424,006    5,914,232      4,990,817
  Transfers between funds .....................     260,688         44,717    1,065,580        800,877      116,426       (215,061)
  Redemptions .................................    (837,935)      (588,543)    (867,301)      (269,951)  (6,761,259)    (3,884,788)
  Annuity benefits ............................        --             --           --             --           --             --
  Annual contract maintenance charges
    (note 2) ..................................     (10,701)        (9,052)     (10,111)        (6,665)    (108,289)       (94,153)
  Contingent deferred sales charges
    (note 2) ..................................      (6,263)       (12,367)      (5,099)        (5,060)     (67,440)       (91,964)
  Adjustments to maintain reserves ............      (3,595)          (112)         120             21         (606)      (581,791)
      Net equity transactions .................     460,109        295,449      885,633        943,228     (906,936)       123,060

NET CHANGE IN CONTRACT OWNERS' EQUITY..........    (478,997)      (433,925)   1,050,781      1,224,497   (3,805,295)    (4,735,363)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................   9,833,648     10,463,660    9,390,175      6,677,313   84,836,802     93,063,230
CONTRACT OWNERS' EQUITY END OF PERIOD.........   $9,354,651     10,029,735   10,440,956      7,901,810   81,031,507     88,327,867


CHANGES IN UNITS:
  Beginning units .............................     773,509        736,682      684,297        512,373    4,022,943      4,088,865
  Units purchased .............................      51,007         94,410       81,388        104,728      228,114        294,103
  Units redeemed ..............................     (13,187)       (72,888)     (17,765)       (34,285)    (269,165)      (263,969)
  Ending units ................................     811,330        758,204      747,919        582,816    3,981,892      4,118,999




                                                            FGVITHiInc
                                                 ---------------------------
                                                       2002           2001
INVESTMENT ACTIVITY:
  Net investment income  ......................    $  20,166         17,902
  Realized gain (loss) on investments .........       (4,712)       (36,110)
  Change in unrealized gain (loss)
    on investments ............................      (22,514)        16,608
  Reinvested capital gains ....................         --             --
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (7,060)        (1,600)

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       43,865         32,484
  Transfers between funds .....................       95,396        188,770
  Redemptions .................................      (98,248)       (34,848)
  Annuity benefits ............................         --             --
  Annual contract maintenance charges
    (note 2) ..................................         (779)          (438)
  Contingent deferred sales charges
    (note 2) ..................................         (622)          (733)
  Adjustments to maintain reserves ............         (228)             3
      Net equity transactions .................       39,384        185,238

NET CHANGE IN CONTRACT OWNERS' EQUITY..........       32,324        183,638
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      558,363        249,935
CONTRACT OWNERS' EQUITY END OF PERIOD .........       590,687        433,573


CHANGES IN UNITS:
  Beginning units .............................       55,237         25,432
  Units purchased .............................        5,202         47,114
  Units redeemed ..............................       (1,429)       (29,108)
  Ending units ................................       59,010         43,438

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                      FidVIPEI                      FidVIPHI                     FranForSec
                                            ---------------------------------------------------------------------------------------
                                                 2002           2001          2002           2001           2002           2001
INVESTMENT ACTIVITY:
  Net investment income   ...............  $   953,412       1,146,055     1,491,955       2,064,287      291,117         755,179
  Realized gain (loss) on investments ...     (105,823)      1,052,297       (82,543)       (454,353)     (34,793)         53,016
  Change in unrealized gain (loss)
    on investments ......................   (9,467,716)     (9,268,982)   (2,161,944)     (3,020,364)    (592,063)    (11,402,803)
  Reinvested capital gains ..............    2,121,066       5,241,376          --              --           --         7,320,179
                                            ----------      ----------    ----------      ----------     --------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................   (6,499,061)     (1,829,254)     (752,532)     (1,410,430)    (335,739)     (3,274,429)
                                            ----------      ----------    ----------      ----------     --------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................    5,615,934       4,610,629     1,514,991       1,418,924    2,181,913       1,932,823
  Transfers between funds ...............      394,989         530,937      (434,055)       (490,736)    (318,618)       (399,697)
  Redemptions ...........................   (8,962,568)     (8,960,252)   (1,172,449)       (859,167)  (2,084,574)     (1,300,670)
  Annuity benefits ......................       (2,117)         (2,465)         --              --           --              --
  Annual contract maintenance charges
    (note 2) ............................      (98,264)        (89,605)      (20,075)        (18,979)     (27,892)        (24,274)
  Contingent deferred sales charges
    (note 2) ............................      (56,409)        (97,282)      (11,127)        (19,637)     (18,242)        (31,592)
  Adjustments to maintain reserves ......       12,426          (2,059)        5,143            (147)        (882)           (411)
                                                ------          ------         -----            ----         ----            ----
      Net equity transactions ...........   (3,096,009)     (4,010,097)     (117,572)         30,258     (268,295)        176,179
                                            ==========      ==========      ========          ======     ========         =======

NET CHANGE IN CONTRACT OWNERS' EQUITY....   (9,595,070)     (5,839,351)     (870,104)     (1,380,172)    (604,034)     (3,098,250)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................   99,179,105     114,368,610    15,194,559      18,060,362   29,059,692      35,896,526
CONTRACT OWNERS' EQUITY END OF PERIOD....   $89,584,035     108,529,259    14,324,455      16,680,190   28,455,658      32,798,276
                                           ===========     ===========    ==========      ==========   ==========      ==========

CHANGES IN UNITS:
  Beginning units .......................    4,156,274       4,495,597     1,468,701       1,520,751    1,762,526       1,810,274
                                             ---------       ---------     ---------       ---------    ---------       ---------
  Units purchased .......................      172,273         254,286       130,252         144,562      106,223         113,211
  Units redeemed ........................     (302,970)       (416,711)     (141,730)       (142,102)    (121,932)       (104,007)
                                              --------        --------      --------        --------     --------        --------
  Ending units ..........................    4,025,577       4,333,172     1,457,223       1,523,211    1,746,817       1,819,478
                                             =========       =========     =========       =========    =========       =========

                                                       GVITGvtBd
                                            -----------------------------
                                                  2002           2001
INVESTMENT ACTIVITY:
  Net investment income   ...............        919,876       1,036,824
  Realized gain (loss) on investments ...        270,596         484,088
  Change in unrealized gain (loss)
    on investments ......................        700,582        (519,054)
  Reinvested capital gains ..............         54,656            --
                                                 -------        --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................      1,945,710       1,001,858
                                                 -------        --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................      1,673,365       1,163,738
  Transfers between funds ...............        851,051       2,425,813
  Redemptions ...........................     (5,632,814)     (5,637,458)
  Annuity benefits ......................         (6,659)         (6,567)
  Annual contract maintenance charges
    (note 2) ............................        (52,271)        (47,387)
  Contingent deferred sales charges
    (note 2) ............................        (20,686)        (30,175)
  Adjustments to maintain reserves ......          2,020          (2,831)
                                                   -----          ------
      Net equity transactions ...........     (3,185,994)     (2,134,867)
                                              ==========      ==========

NET CHANGE IN CONTRACT OWNERS' EQUITY....     (1,240,284)     (1,133,009)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................     57,612,543      56,920,508
CONTRACT OWNERS' EQUITY END OF PERIOD....      56,372,259      55,787,499
                                              ==========      ==========

CHANGES IN UNITS:
  Beginning units .......................      1,449,376       1,515,627
                                               ---------       ---------
  Units purchased .......................        697,671         135,074
  Units redeemed ........................     (1,849,097)       (190,918)
                                              ----------        --------
  Ending units ..........................        297,950       1,459,783
                                                 =======       =========

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                     GVITGrowth                      GVITMyMkt                    GVITTotRt
                                           -----------------------------------------------------------------------------------------
                                                2002           2001            2002           2001          2002            2001
INVESTMENT ACTIVITY:
  Net investment income  ................. $   (87,062)       (124,970)       (4,629)        458,085      (655,842)       (751,139)
  Realized gain (loss) on investments ....  (3,925,005)     (1,076,582)         --              --      (6,059,005)      2,318,418
  Change in unrealized gain (loss)
    on investments .......................   1,473,088      (3,989,923)         --                 1    (6,069,825)    (25,605,889)
  Reinvested capital gains ...............        --              --            --              --            --              --
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................  (2,538,979)     (5,191,475)       (4,629)        458,086   (12,784,672)    (24,038,610)

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................     251,694         265,030       882,132         827,305     5,388,643       5,283,701
  Transfers between funds ................    (358,262)      1,223,970     1,309,054       1,623,112      (308,106)     (3,038,440)
  Redemptions ............................  (1,067,460)     (1,811,044)   (5,125,777)     (3,748,442)  (14,721,685)    (31,875,810)
  Annuity benefits .......................      (1,510)         (1,804)       (1,116)         (1,139)      (32,465)        (44,542)
  Annual contract maintenance charges
    (note 2) .............................     (15,437)        (19,406)      (22,916)        (21,689)     (197,168)       (209,069)
  Contingent deferred sales charges
    (note 2) .............................      (3,290)         (4,279)      (26,275)        (25,836)      (71,947)       (120,557)
  Adjustments to maintain reserves .......        (568)         10,204         2,155           6,559         2,257          54,240
                                                  ----          ------         -----           -----         -----          ------
      Net equity transactions ............  (1,194,833)       (337,329)   (2,982,743)     (1,340,130)   (9,940,471)    (29,950,477)
                                            ----------        --------    ----------      ----------    ----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY.....  (3,733,812)     (5,528,804)   (2,987,372)       (882,044)  (22,725,143)    (53,989,087)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................  14,981,893      23,447,356    26,585,975      28,108,467   205,144,416     286,983,734
                                            ----------      ----------    ----------      ----------   -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..... $11,248,081      17,918,552    23,598,603      27,226,423   182,419,273     232,994,647
                                           ===========      ==========    ==========      ==========   ===========     ===========


CHANGES IN UNITS:
  Beginning units ........................     923,014       1,024,504     1,074,779       1,161,029     2,508,755       3,056,956
  Units purchased ........................      17,367         139,800       404,866         434,482       844,616          89,091
  Units redeemed .........................     (98,526)       (162,601)   (1,298,478)       (490,177)   (2,831,745)       (435,721)
  Ending units ...........................     841,855       1,001,703       181,167       1,105,334       521,626       2,710,326
                                               =======       =========       =======       =========       =======       =========


                                                            JanIntGr
                                              ------------------------------
                                                      2002           2001
INVESTMENT ACTIVITY:
  Net investment income  .................         (29,051)         (8,799)
  Realized gain (loss) on investments ....         (33,616)        376,737
  Change in unrealized gain (loss)
    on investments .......................      (1,880,192)     (3,714,910)
  Reinvested capital gains ...............            --              --
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................      (1,942,859)     (3,346,972)

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................       1,508,780       1,528,408
  Transfers between funds ................        (672,754)       (611,183)
  Redemptions ............................      (1,179,650)       (701,017)
  Annuity benefits .......................            --              --
  Annual contract maintenance charges
    (note 2) .............................         (13,426)        (12,562)
  Contingent deferred sales charges
    (note 2) .............................         (10,185)        (16,399)
  Adjustments to maintain reserves .......          (3,800)           (462)
      Net equity transactions ............        (371,035)        186,785
                                                  --------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (2,313,894)     (3,160,187)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      15,631,109      20,917,913
                                                ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD.....       13,317,215      17,757,726
                                                ==========      ==========


CHANGES IN UNITS:
  Beginning units ........................       1,200,242       1,216,855
  Units purchased ........................          90,456         174,389
  Units redeemed .........................        (120,471)       (161,713)
  Ending units ...........................       1,170,227       1,229,531
                                                 =========       =========

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                              NBAMTBal                       StOpp2
                                                    --------------------------------------------------------
                                                         2002          2001           2002           2001
Investment activity:
  Net investment income  .......................   $   444,911        366,967       (228,782)      (170,024)
  Realized gain (loss) on investments ..........      (150,254)    (1,266,452)      (244,546)       145,644
  Change in unrealized gain (loss)
    on investments .............................    (3,373,384)   (13,561,740)    (5,558,760)      (149,032)
  Reinvested capital gains .....................          --       10,904,056           --             --
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................    (3,078,727)    (3,557,169)    (6,032,088)      (173,412)

Equity transactions:
  Purchase payments received from
    contract owners ............................     1,219,991      1,098,892      2,825,325      2,171,813
  Transfers between funds ......................      (285,655)      (724,591)       784,536      1,101,838
  Redemptions ..................................    (2,148,682)    (3,776,290)    (3,248,697)    (1,829,602)
  Annuity benefits .............................           (85)           (98)          --             --
  Annual contract maintenance charges
    (note 2) ...................................       (25,277)       (25,969)       (38,192)       (32,270)
  Contingent deferred sales charges
    (note 2) ...................................       (10,590)       (28,754)       (29,785)       (39,196)
  Adjustments to maintain reserves .............        (3,801)         7,013            591            224
      Net equity transactions ..................    (1,254,099)    (3,449,797)       293,778      1,372,807

NET CHANGE IN CONTRACT OWNERS' EQUITY...........    (4,332,826)    (7,006,966)    (5,738,310)     1,199,395
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    26,839,819     37,276,572     38,102,732     38,535,029
CONTRACT OWNERS' EQUITY END OF PERIOD...........    $22,506,993    30,269,606     32,364,422     39,734,424

CHANGES IN UNITS:
  Beginning units ..............................     1,243,885      1,477,193      1,691,257      1,629,261
  Units purchased ..............................        44,266         70,098         19,038        165,426
  Units redeemed ...............................      (105,609)      (219,709)        (6,007)      (108,262)
  Ending units .................................     1,182,542      1,327,582      1,704,288      1,686,425

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                              JUNE 30,2002 AND 2001
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

       The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (the Depositor) transferred to the Account 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000. The initial funding was redeemed in 1999.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization;however, other distributors may be utilized.

       Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

    (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

           Portfolios of the AIM Variable Insurance Funds, Inc.(AIM VIF);
             AIM VIF - Capital Appreciation Fund (AIMCapAp)(*)
             AIM VIF - International Equity Fund - Series I (AIMIntEq)(*)

           Portfolios of the American Century Variable Portfolios, Inc.(American
            Century VP);
             American Century VP - Balanced Fund - Class I (ACVPBal)
             American Century VP - Capital Appreciation Fund - Class I
                (ACVPCapAp)(*)
             American Century VP - Income & Growth Fund - Class I (ACVPIncGr)(*)

           The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)(*)

           Dreyfus Stock Index Fund (DryStkIx)(*)

           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Appreciation Portfolio (DryVIFApp)(*)
             Dreyfus VIF - Quality Bond Portfolio (DryVIFQualBd)(*)
             Dreyfus VIF - Small Cap Portfolio (DryVIFSmCap)(*)

           Portfolio of the Federated GVIT (formerly Nationwide(R) Separate
            Account Trust):
             Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund
             (Fidelity(R)VIP);
             Fidelity(R) VIP - Equity-Income Portfolio:Initial Class
               (FidVIPEI)(*)
             Fidelity(R)VIP - High Income Portfolio:Initial Class
               (FidVIPHI)(*)

       Portfolios of the Franklin Templeton Variable Insurance Products Trust
        (Franklin Templeton VIP);
          Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
           (FranForSec)(*)

       Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate
         Account Trust);
          Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
          Gartmore GVIT Growth Fund - Class I (formerly Capital Appreciation
            Fund) (GVITGrowth)
          Gartmore GVIT Money Market Fund -  Class I (GVITMyMkt)
          Gartmore GVIT Total Return Fund - Class I (GVITTotRt)

       Portfolio of the Janus Aspen Series (Janus AS);
          Janus AS - International Growth Portfolio - Institutional Shares
           (JanIntGr)(*)

       Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger
         Berman AMT);
          Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)(*)

       Strong Opportunity Fund II, Inc.(StOpp2)(*)

       (*) This fund option is only available for contracts established under the NEA Valuebuilder Annuity.

    At June 30, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

    Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

    The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

    Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

    (f)  Calculation of Annuity Reserves

       Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following contract charges are deducted by the Company:(a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively;for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively;for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to a annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%. No charges were deducted from the initial funding, or from earnings thereon.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Financial Highlights

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the contract expense rate and total return for each of the five years in the six-month period ended June 30, 2002.

                                                         Contract                                            Investment
                                                          Expense                  Unit           Contract     Income     Total
                                                          Rate(*)      Units    Fair Value    Owners' Equity  Ratio(**)  Return(***)
                                                         ---------------------------------------------------------------------------
    AIM VIF - Capital Appreciation Fund
          2002 . . . . . . . . . . . . . . . . . . . . .   1.30%      466,950   $ 9.060058    $   4,230,597      0.00%     -14.73%
          2001 . . . . . . . . . . . . . . . . . . . . .   1.30%      502,353    11.754079        5,904,696      0.00%     -16.28%
          2000 . . . . . . . . . . . . . . . . . . . . .   1.30%      377,676    17.167451        6,483,734      0.00%       7.53%
          1999 . . . . . . . . . . . . . . . . . . . . .   1.30%      142,483    12.170899        1,734,146      0.00%       8.82%
          1998 . . . . . . . . . . . . . . . . . . . . .   1.30%       48,164    10.647704          512,836      0.00%      12.10%

    AIM VIF - International Equity Fund - Series I
          2002 . . . . . . . . . . . . . . . . . . . . .   1.30%       61,958     9.479998          587,365      0.00%      -0.04%
          2001 . . . . . . . . . . . . . . . . . . . . .   1.30%       63,252    10.682100          675,668      0.00%     -14.97%
          2000 . . . . . . . . . . . . . . . . . . . . .   1.30%       52,524    15.316137          804,465      0.00%     -11.44%
          1999 . . . . . . . . . . . . . . . . . . . . .   1.30%       11,390    11.725440          133,553      0.00%       3.76%
          1998 . . . . . . . . . . . . . . . . . . . . .   1.30%        4,372    11.701372           51,158      0.00%      18.03%

    American Century VP - Balanced Fund - Class I
          2002 . . . . . . . . . . . . . . . . . . . . .   1.30%      589,612     9.028189        5,323,133      1.25%      -6.73%
          2001 . . . . . . . . . . . . . . . . . . . . .   1.30%      640,292     9.934013        6,360,666      2.80%      -2.28%
          2000 . . . . . . . . . . . . . . . . . . . . .   1.30%       10,441    10.639973          111,092      5.29%       0.58%
          1999 . . . . . . . . . . . . . . . . . . . . .   1.30%      530,900    18.663713        9,908,566      2.79%       3.00%
          1998 . . . . . . . . . . . . . . . . . . . . .   1.30%      591,343    17.173472        9,726,075      2.15%      10.00%
       Initial Funding Deposit
          1998 . . . . . . . . . . . . . . . . . . . . .   1.30%       25,000    18.789246          469,731      2.15%      10.00%

    American Century VP - Capital Appreciation Fund - Class I
          2002 . . . . . . . . . . . . . . . . . . . . .   1.30%      985,213    15.868128       15,633,490      0.00%     -10.71%
          2001 . . . . . . . . . . . . . . . . . . . . .   1.30%    1,137,419    21.321640       24,251,642      0.00%     -14.81%
          2000 . . . . . . . . . . . . . . . . . . . . .   1.30%    1,399,036    27.124399       37,948,011      0.00%      16.63%
          1999 . . . . . . . . . . . . . . . . . . . . .   1.30%    1,504,841    16.516179       24,854,224      0.00%      15.33%
          1998 . . . . . . . . . . . . . . . . . . . . .   1.30%    1,870,296    14.863627       27,799,382      0.00%       0.23%

    American Century VP - Income & Growth Fund - Class I
          2002 . . . . . . . . . . . . . . . . . . . . .   1.30%      610,969    10.790022        6,592,374      0.98%     -10.88%
          2001 . . . . . . . . . . . . . . . . . . . . .   1.30%      628,490    12.794725        8,041,351      0.84%      -4.44%
          2000 . . . . . . . . . . . . . . . . . . . . .   1.30%      616,299    14.537853        8,959,664      0.54%      -4.20%
          1999 . . . . . . . . . . . . . . . . . . . . .   1.30%      571,832    14.206441        8,123,697      0.02%       9.05%
          1998 . . . . . . . . . . . . . . . . . . . . .   1.30%      174,278    12.142573        2,116,183      0.09%      16.71%

    Dreyfus Socially Responsible Growth Fund, Inc., The
          2002 . . . . . . . . . . . . . . . . . . . . .   1.30%    1,737,699    18.319997       31,834,633      0.01%     -17.66%
          2001 . . . . . . . . . . . . . . . . . . . . .   1.30%    1,866,851    24.844163       46,380,347      0.01%     -14.68%
          2000 . . . . . . . . . . . . . . . . . . . . .   1.30%    1,926,375    33.782253       65,077,288      0.01%       1.88%
          1999 . . . . . . . . . . . . . . . . . . . . .   1.30%    1,734,639    28.936182       50,193,830      0.00%      12.05%
          1998 . . . . . . . . . . . . . . . . . . . . .   1.30%    1,287,821    23.786181       30,632,344      0.00%      17.62%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                                                      Contract                                               Investment
                                                       Expense                  Unit             Contract      Income      Total
                                                       Rate(*)     Units      Fair Value     Owners' Equity   Ratio(**)  Return(***)
                                                      ------------------------------------------------------------------------------
Dreyfus Stock Index Fund
     2002 . . . . . . . . . . . . . . . . . . . . . .   1.30%     3,176,527    22.060490        70,075,731      0.45%      -13.88%
     2001 . . . . . . . . . . . . . . . . . . . . . .   1.30%     3,286,665    27.359190        89,920,481      0.51%       -7.44%
     2000 . . . . . . . . . . . . . . . . . . . . . .   1.30%     3,514,551    32.615212       114,627,825      0.46%       -1.19%
     1999 . . . . . . . . . . . . . . . . . . . . . .   1.30%     3,707,790    30.896018       114,555,947      0.57%       11.42%
     1998 . . . . . . . . . . . . . . . . . . . . . .   1.30%     2,998,491    25.583023        76,710,464      0.71%       16.75%

Dreyfus VIF - Appreciation Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . . .   1.30%       811,330    11.530024         9,354,651      0.01%       -9.27%
     2001 . . . . . . . . . . . . . . . . . . . . . .   1.30%       758,204    13.228287        10,029,735      0.01%       -6.87%
     2000 . . . . . . . . . . . . . . . . . . . . . .   1.30%       833,967    14.791683        12,335,775      0.01%        2.12%
     1999 . . . . . . . . . . . . . . . . . . . . . .   1.30%       841,368    14.063906        11,832,921      0.01%        6.82%
     1998 . . . . . . . . . . . . . . . . . . . . . .   1.30%       130,339    12.287982         1,601,603      0.01%       19.95%

Dreyfus VIF - Quality Bond Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . . .   1.30%       747,919    13.960002        10,440,956      2.09%        7.30%
     2001 . . . . . . . . . . . . . . . . . . . . . .   1.30%       582,816    13.557993         7,901,810      2.45%        4.04%
     2000 . . . . . . . . . . . . . . . . . . . . . .   1.30%       514,843    12.210856         6,286,674      2.47%        2.84%
     1999 . . . . . . . . . . . . . . . . . . . . . .   1.30%       557,971    11.755879         6,559,439      2.23%       -2.10%
     1998 . . . . . . . . . . . . . . . . . . . . . .   1.30%       483,809    11.930914         5,772,284      2.50%        3.45%

Dreyfus VIF - Small Cap Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . . .   1.30%     3,981,892    20.350001        81,031,507      0.03%       -3.50%
     2001 . . . . . . . . . . . . . . . . . . . . . .   1.30%     4,118,999    21.584874        88,327,867      0.19%       -5.16%
     2000 . . . . . . . . . . . . . . . . . . . . . .   1.30%     4,081,519    23.191947        94,658,372      0.06%       13.96%
     1999 . . . . . . . . . . . . . . . . . . . . . .   1.30%     4,200,522    18.687864        78,498,784      0.07%       11.62%
     1998 . . . . . . . . . . . . . . . . . . . . . .   1.30%     4,083,921    18.492483        75,521,840      0.00%        5.26%

Federated GVIT High Income Bond Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . . .   1.30%        59,010    10.010004           590,687      4.13%       -0.93%
     2001 . . . . . . . . . . . . . . . . . . . . . .   1.30%        43,438     9.981401           433,573      5.47%        1.56%
     2000 . . . . . . . . . . . . . . . . . . . . . .   1.30%        27,594    10.623098           293,134      4.63%       -2.14%
     1999 . . . . . . . . . . . . . . . . . . . . . .   1.30%        32,610    10.879685           354,786      4.17%        2.08%
     1998 . . . . . . . . . . . . . . . . . . . . . .   1.30%        14,101    10.698257           150,856      4.39%        4.82%

Fidelity(R) VIP - Equity-Income Portfolio:Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . . .   1.30%     4,025,577    22.249349        89,566,468      1.13%       -6.75%
     2001 . . . . . . . . . . . . . . . . . . . . . .   1.30%     4,333,172    25.040516       108,504,852      1.69%       -1.55%
     2000 . . . . . . . . . . . . . . . . . . . . . .   1.30%     5,028,613    22.981645       115,565,799      1.75%       -3.30%
     1999 . . . . . . . . . . . . . . . . . . . . . .   1.30%     6,193,955    25.356511       157,057,088      1.44%       11.97%
     1998 . . . . . . . . . . . . . . . . . . . . . .   1.30%     6,514,258    22.571268       147,035,063      1.30%        9.81%

Fidelity(R) VIP - High Income Portfolio:Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,457,223     9.829969        14,324,454     10.51%       -5.02%
     2001 . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,523,211    10.950679        16,680,190     12.10%       -7.79%
     2000 . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,563,304    14.671648        22,936,246      6.84%       -5.46%
     1999 . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,677,364    15.594567        26,157,765      8.99%        7.27%
     1998 . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,547,359    16.030689        24,805,231      6.45%        4.12%

                                                     Contract                                               Investment
                                                      Expense                     Unit         Contract        Income      Total
                                                      Rate(*)     Units        Fair Value   Owners' Equity    Ratio(**)  Return(***)
                                                     -------------------------------------------------------------------------------
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . .    1.30%     1,746,817      16.290003      28,455,658       1.61%      -1.20%
     2001 . . . . . . . . . . . . . . . . . . . . .    1.30%     1,819,478      18.026197      32,798,276       2.87%      -9.09%
     2000 . . . . . . . . . . . . . . . . . . . . .    1.30%     1,899,179      20.522060      38,975,066       1.96%      -0.08%
     1999 . . . . . . . . . . . . . . . . . . . . .    1.30%     2,024,537      18.443987      37,340,534       2.64%       9.57%
     1998 . . . . . . . . . . . . . . . . . . . . .    1.30%     2,039,516      17.730976      36,162,610       2.22%      13.66%

Gartmore GVIT Government Bond Fund - Class I
   Tax qualified
     2002 . . . . . . . . . . . . . . . . . . . . .    1.30%     1,072,039      41.078079      44,037,296       0.86%       3.52%
     2001 . . . . . . . . . . . . . . . . . . . . .    1.30%     1,121,197      38.148518      42,772,023       2.47%       1.76%
     2000 . . . . . . . . . . . . . . . . . . . . .    1.30%     1,295,812      34.879444      45,197,202       2.88%       3.36%
     1999 . . . . . . . . . . . . . . . . . . . . .    1.30%     1,942,885      34.029647      66,115,691       2.59%      -2.81%
     1998 . . . . . . . . . . . . . . . . . . . . .    1.30%     2,316,289      33.654758      77,954,146       2.81%       3.32%
   Non-tax qualified
     2002 . . . . . . . . . . . . . . . . . . . . .    1.30%       297,950      41.091627      12,243,261       0.86%       3.52%
     2001 . . . . . . . . . . . . . . . . . . . . .    1.30%       338,586      38.162607      12,921,319       2.47%       1.76%
     2000 . . . . . . . . . . . . . . . . . . . . .    1.30%       463,409      34.892329      16,169,419       2.88%       3.36%
     1999 . . . . . . . . . . . . . . . . . . . . .    1.30%       747,452      34.042202      25,444,912       2.59%      -2.81%
     1998 . . . . . . . . . . . . . . . . . . . . .    1.30%       960,980      33.667167      32,353,474       2.81%       3.32%

Gartmore GVIT Growth Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . .    1.30%       841,855      13.340018      11,230,357       0.00%     -17.69%
     2001 . . . . . . . . . . . . . . . . . . . . .    1.30%     1,001,703      17.861046      17,891,463       0.00%     -21.84%
     2000 . . . . . . . . . . . . . . . . . . . . .    1.30%     1,233,408      31.543238      38,905,682       0.17%       0.10%
     1999 . . . . . . . . . . . . . . . . . . . . .    1.30%     1,907,131      34.047394      64,932,841       0.27%      11.21%
     1998 . . . . . . . . . . . . . . . . . . . . .    1.30%     2,445,246      28.283511      69,160,143       0.45%      18.50%

Gartmore GVIT Money Market Fund - Class I
   Tax qualified
     2002 . . . . . . . . . . . . . . . . . . . . .    1.30%       773,746      24.297239      18,799,894       0.23%      -0.03%
     2001 . . . . . . . . . . . . . . . . . . . . .    1.30%       863,950      24.159238      20,872,381       2.28%       1.65%
     2000 . . . . . . . . . . . . . . . . . . . . .    1.30%       948,864      23.198381      22,012,109       2.71%       2.15%
     1999 . . . . . . . . . . . . . . . . . . . . .    1.30%     1,274,672      22.303916      28,430,177       2.33%       1.64%
     1998 . . . . . . . . . . . . . . . . . . . . .    1.30%     1,310,251      21.534407      28,215,478       2.62%       1.96%
   Non-tax qualified
     2002 . . . . . . . . . . . . . . . . . . . . .    1.30%       181,167      26.397237       4,782,312       0.23%      -0.03%
     2001 . . . . . . . . . . . . . . . . . . . . .    1.30%       241,384      26.249447       6,336,202       2.28%       1.65%
     2000 . . . . . . . . . . . . . . . . . . . . .    1.30%       262,981      25.205457       6,628,556       2.71%       2.15%
     1999 . . . . . . . . . . . . . . . . . . . . .    1.30%       369,010      24.233606       8,942,443       2.33%       1.64%
     1998 . . . . . . . . . . . . . . . . . . . . .    1.30%       418,909      23.397522       9,801,433       2.62%       1.96%

Gartmore GVIT Total Return Fund - Class I
   Tax qualified
     2002 . . . . . . . . . . . . . . . . . . . . .    1.30%     1,866,059      76.747618     143,215,580       0.11%      -6.57%
     2001 . . . . . . . . . . . . . . . . . . . . .    1.30%     2,092,898      86.376227     180,776,602       0.36%      -8.49%
     2000 . . . . . . . . . . . . . . . . . . . . .    1.30%     2,610,425     100.328103     261,898,988       0.25%       2.69%
     1999 . . . . . . . . . . . . . . . . . . . . .    1.30%     3,725,974     101.844530     379,470,071       0.38%      10.03%
     1998 . . . . . . . . . . . . . . . . . . . . .    1.30%     4,606,338      90.561482     417,156,796       0.55%      14.03%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                           Contract                                          Investment
                                                            Expense                  Unit       Contract       Income    Total
                                                            Rate(*)     Units     Fair Value  Owners' Equity  Ratio(**) Return(***)
   Non-tax qualified
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%      521,626    74.538779    38,881,364     0.11%    -6.57%
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%      617,429    83.891787    51,797,201     0.36%    -8.49%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%      855,983    97.442368    83,409,010     0.25%     2.69%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    1,277,677    98.915179   126,381,649     0.38%    10.03%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    1,737,246    87.956670   152,802,373     0.55%    14.03%

Janus AS - International Growth Portfolio - Institutional Shares
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    1,170,227    11.380024    13,317,215     0.42%   -12.59%
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    1,229,531    14.442678    17,757,726     0.60%   -15.98%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    1,177,901    21.180756    24,948,834     0.32%     2.23%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%      480,488    12.592749     6,050,665     0.31%     9.35%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%      111,751    12.085049     1,350,516     2.88%    21.43%

Neuberger Berman AMT - Balanced Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    1,182,542    19.031590    22,505,651     1.31%   -11.78%
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    1,327,582    22.799213    30,267,836     1.77%    -9.65%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    1,679,604    29.352154    49,299,995     1.71%     9.59%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    2,058,691    20.622941    42,456,263     1.66%     1.51%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    2,326,116    20.162589    46,900,521     2.26%     9.88%

Strong Opportunity Fund II, Inc.
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    1,704,288    18.989997    32,364,421     0.00%   -15.71%
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    1,686,425    23.561336    39,734,424     0.22%    -0.61%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    1,640,289    23.296864    38,213,590     0.00%     3.40%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    1,418,727    20.122292    28,548,039     0.00%    18.93%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .  1.30%    1,197,129    17.013071    20,366,841     0.03%    12.68%
                                                                                                ----------
2002 Reserves for annuity contracts in payout phase:
   Tax qualified  . . . . . . . . . . . . . . . . . . . . .                                        246,542
   Non-tax qualified  . . . . . . . . . . . . . . . . . . .                                        236,255
                                                                                            --------------
2002 Contract owners' equity  . . . . . . . . . . . . . . .                                 $  709,901,852
                                                                                            ==============
2001 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . .                                       333,721
   Non-tax qualified . . . . . . . . . . . . . . . . . . . .                                       280,760
                                                                                            --------------
2001 Contract owners' equity. . . . . . . . . . . . . . . . .                               $  867,952,812
                                                                                            ==============
2000 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . .                                       459,578
   Non-tax qualified . . . . . . . . . . . . . . . . . . . .                                       362,338
                                                                                            --------------
2000 Contract owners' equity. . . . . . . . . . . . . . . . .                               $1,120,959,083
                                                                                            ==============


                                                                     Contract
                                                                 Owners' Equity
                                                                 --------------
    1999 Reserves for annuity contracts in payout phase:
      Tax qualified  . . . . . . . . . . . . . . . . . . . . . .        463,251
      Non-tax qualified. . . . . . . . . . . . . . . . . . . . .        278,624
                                                                 --------------
    1999 Contract owners' equity . . . . . . . . . . . . . . . . $1,304,819,906
                                                                 ==============


    1998 Reserves for annuity contracts in payout phase:
      Tax qualified  . . . . . . . . . . . . . . . . . . . . . .        390,368
      Non-tax qualified. . . . . . . . . . . . . . . . . . . . .        279,295
                                                                 --------------
    1998 Contract owners' equity . . . . . . . . . . . . . . . . $1,295,798,945
                                                                 ==============


(*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(***)This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.Investment options with a date notation indicate the effective date of that investment option in the Account.The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY



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